Average Annual Total Returns	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Bloomberg 1 Year Municipal Bond Index One Year	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Bloomberg 1 Year Municipal Bond Index Five Years	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Bloomberg 1 Year Municipal Bond Index Ten Years	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Advisers Class One Year	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Advisers Class Five Years	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Advisers Class Ten Years	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Advisers Class Inception Date	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Class A One Year	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Class A Five Years	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Class A Ten Years	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Class A After Taxes on Distributions One Year	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Class I One Year	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Class I Five Years	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Class I Ten Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index One Year	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index Five Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index Ten Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A One Year	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A Five Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A Ten Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A After Taxes on Distributions One Year	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A After Taxes on Distributions Ten Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class C One Year	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class C Five Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class C Ten Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class I One Year	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class I Five Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class I Ten Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Bloomberg Municipal Bond Index One Year	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Bloomberg Municipal Bond Index Five Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Bloomberg Municipal Bond Index Ten Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Bloomberg New York Municipal Bond Index One Year	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Bloomberg New York Municipal Bond Index Five Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Bloomberg New York Municipal Bond Index Ten Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A One Year	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A Five Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A Ten Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A After Taxes on Distributions One Year	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A After Taxes on Distributions Five Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A After Taxes on Distributions Ten Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class C One Year	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class C Five Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class C Ten Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class I One Year	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class I Five Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class I Ten Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index One Year	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index Five Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index Ten Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A One Year	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A Five Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A Ten Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A After Taxes on Distributions One Year	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A After Taxes on Distributions Five Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A After Taxes on Distributions Ten Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class C One Year	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class C Five Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class C Ten Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class I One Year	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class I Five Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class I Ten Years
Total	(1.13%)	1.02%	0.83%	(0.07%)	0.70%	0.23%	Nov. 20, 2020	(2.29%)	0.25%	0.01%	(2.31%)	0.25%	none	(0.93%)	0.37%	0.18%	0.19%	0.89%	0.40%	(4.51%)	1.30%	1.54%	(7.26%)	0.38%	1.15%	(7.33%)	0.33%	1.13%	(3.60%)	0.71%	1.41%	(5.78%)	0.31%	0.87%	(4.01%)	1.19%	1.64%	(8.53%)	1.25%	2.13%	(8.94%)	0.98%	1.99%	(12.03%)	0.28%	0.89%	(12.04%)	0.20%	0.84%	(6.37%)	0.59%	1.15%	(10.68%)	0.17%	0.61%	(8.91%)	1.09%	1.37%	(4.51%)	1.30%	1.54%	(8.24%)	0.39%	1.12%	(8.30%)	0.33%	1.07%	(4.32%)	0.60%	1.27%	(6.67%)	0.31%	0.83%	(4.89%)	1.20%	1.62%